Fee and commission income	12 Months Ended
Dec. 31, 2025
Fee And Commission Income
Fee and commission income

34.	Fee and commission income

The "Fee and Commission Income" line item includes all fees and commissions accrued to the Bank's benefit during the year, excluding those that are incorporated into the effective interest rate on financial instruments.

The breakdown of the balance for this line item is presented below:

Thousand of Reais	2025	2024	2023
Collection and payment services:
Bills	882,398	961,360	1,040,113
Demand accounts	2,821,608	2,965,171	2,940,423
Cards (Credit and Debit) and Acquiring Services	7,396,239	6,663,921	6,528,718
Checks and other	79,829	87,459	98,884
Orders	1,129,938	1,095,150	905,907
Total	12,310,012	11,773,061	11,514,045

Marketing of non-Banking financial products:
Investment funds	628,939	573,929	510,695

Insurance and brokerage commissions	4,540,439	4,183,116	3,646,974
Capitalization plans	996,108	622,573	712,660
Total	6,165,486	5,379,618	4,870,329

Securities services:
Securities underwriting and placement	1,156,528	1,077,297	1,167,677
Securities trading	234,863	329,009	291,167
Administration and custody	1,214,251	984,656	898,058
Asset management	1,899	418	1,645
Total	2,607,541	2,391,380	2,358,547

Other:
Foreign exchange	1,896,397	1,835,203	1,856,492
Financial guarantees	911,072	884,711	757,770
Other fees and commissions	1,631,339	1,401,014	1,097,595
Total	4,438,808	4,120,928	3,711,857
Total	25,521,847	23,664,987	22,454,778